Supplemental cash flow disclosures - Summary Of Represents Supplemental Cash Flow Disclosures (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Unpaid purchases of property and equipment	$ 155	$ 116	$ 206	$ 138	$ 820
Capitalized offering costs	$ 0	$ 0	(5,331)	5,331	1,696
Legal settlement paid by Parent			20,428	0	0
Paid-in-kind dividend for Series A redeemable preferred units			21,427	0	0
Settlement of assets and liabilities with Parent			$ 52,529	$ 0	$ 0